Expense Example - Calamos Russell 2000 Structured Alt Protection ETF - January - Calamos Russell 2000 Structured Alt Protection ETF - January	Dec. 10, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221